Marketable Securities	12 Months Ended
Mar. 31, 2026
Marketable Securities [Abstract]
Marketable Securities

3. Marketable Securities

The Company acquired equity securities listed in Hong Kong Securities Exchange.

	March 31,
	2025	2026
Cost	$24,757	$25,526
Market value	$25,175	$27,874

Included in non-operating income (expenses), net unrealized gain from marketable securities for the years ended March 31, 2024, 2025 and 2026 of $952, $3,163 and $1,931, respectively.

Net proceeds from sale of marketable securities for the years ended March 31, 2024, 2025 and 2026 were $nil, $5,647 and $12,727, respectively and realized gain from sales of marketable securities for the years ended March 31, 2024, 2025 and 2026 were $nil, $1,470 and $3,574, respectively. For the purposes of determining realized gains and losses, the cost of securities sold was determined based on the average cost method.

The marketable securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical securities in active markets.